Bridge Notes	3 Months Ended	12 Months Ended
	Mar. 31, 2024	Dec. 31, 2023
Debt Disclosure [Abstract]
Bridge Notes

11. Bridge Notes

2023 Notes

In connection with the Note Purchase Agreement, the First Amendment and the Second Amendment (as further described under the heading Principal Stockholder in Note 18), on August 31, 2023, the Company issued $5,000 aggregate principal amount of senior secured notes (the “2023 Notes”). The provisions of the First Amendment also permit certain incremental borrowings in the amount up to $3,000 at the sole discretion of the purchaser (the “Incremental 2023 Notes”), subject to a minimum amount of $1,000 and other conditions. On September 29, 2023, the Company issued $1,000 aggregate principal amount of senior secured notes pursuant to the incremental borrowings. On November 27, 2023, the Company issued $2,000 aggregate principal amount of senior secured notes pursuant to the incremental borrowings.

The terms of 2023 Notes provide for:

●	an interest rate fixed at 10.0% per annum;

●	an original maturity date of April 30, 2024, as amended pursuant to the forbearance (as described below and in Note 18), and a prepayment requirement to apply a portion of the net proceeds from the Business Combination to repay $8,000 (and any additional amounts borrowed pursuant to the incremental borrowing arrangement described above) under the notes;

●	a provision for the failure to repay the $8,000 prepayment requirement in full with the proceeds of the Business Combination or failure to consummate the Business Combination, as amended pursuant to the forbearance, will result in an event of default under the notes; and

●	an election to prepay the notes, at any time, at 100% of the principal amount due with no premium or penalty.

The debt issuance cost incurred under the debt modifications pursuant to the First Amendment are being amortized over the term of the 2023 Notes. The debt modification pursuant to the Second Amendment resulted in the unamortized debt issuance cost being amortized over the extended term of the 2023 Notes.

On December 29, 2023, the Company failed to make the interest payment due on the 2023 Notes resulting in an event of default with subsequent agreement to a forbearance period through the earlier of the following: (a) September 30, 2024; (b) the occurrence of the closing of the Business Combination and (c) the termination of the Business Combination prior to closing.

As of March 31, 2024, the effective interest rate on the 2023 Notes was 14.2%. As of March 31, 2024, the balance outstanding under the 2023 Notes was $7,972 ($8,000 principal balance less unamortized debt costs of $28). As of March 31, 2024, the principal balance due of $8,000 remains subject to the forbearance (see Note 18).

Information for the three months ended March 31, 2024 and 2023, with respect to interest expense related to the 2023 Notes is provided under the heading Interest Expense in Note 12.

18. Bridge Notes

2023 Notes

In connection with the Note Purchase Agreement, First Amendment and Second Amendment (as further described under the heading Principal Stockholders in Note 26), on August 31, 2023, the Company issued $5,000 aggregate principal amount of senior secured notes (the “2023 Notes”). The provisions of the First Amendment also permit certain incremental borrowings in the amount up to $3,000 at the sole discretion of the purchaser (the “Incremental 2023 Notes”), subject to a minimum amount of $1,000 and other conditions. On September 29, 2023, the Company issued $1,000 aggregate principal amount of senior secured notes pursuant to the incremental borrowings. On November 27, 2023, the Company issued $2,000 aggregate principal amount of senior secured notes pursuant to the incremental borrowings. In connection with the issuance of the 2023 Notes, the Company received net proceeds of $7,643 from the issuance of the notes and incurred debt costs of $357 that is being amortized over the expected life of the debt.

The terms of 2023 Notes provide for:

●	an interest rate fixed at 10.0% per annum;

●	a maturity date of April 30, 2024, as amended pursuant to the Second Amendment from December 31, 2023, subject to consummation of the Business Combination (see Note 28) on or prior to April 30, 2024, as amended pursuant to the Second Amendment from December 31, 2023, which may result in an event of default if not consummated, and a prepayment requirement to apply a portion of the net proceeds from the Business Combination to repay $8,000 (and any additional amounts borrowed pursuant to the incremental borrowing arrangement described above) under the notes;

●	a provision for the failure to repay the $8,000 prepayment requirement in full with the proceeds of the Business Combination or failure to consummate the Business Combination by April 30, 2024, as amended pursuant to the Second Amendment from December 31, 2023, will result in an event of default under the notes; and

●	an election to prepay the notes, at any time, at 100% of the principal amount due with no premium or penalty.

The debt issuance cost incurred under the debt modifications pursuant to the First Amendment are being amortized over the term of the 2023 Notes. The debt modification pursuant to the Second Amendment resulted in the unamortized debt issuance cost being amortized over the extended term of the 2023 Notes.

On December 29, 2023, the Company failed to make the interest payment due on the 2023 Notes resulting in an event of default with subsequent agreement to a forbearance period through the earlier of the following: (a) April 30, 2024; (b) the occurrence of the closing of the Business Combination and (c) the termination of the Business Combination prior to closing (collectively the “forbearance”) (further details are provided for under the heading Arena Loan Agreement in Note 28).

As of December 31, 2023, the effective interest rate on the 2023 Notes was 14.2%. As of December 31, 2023, the current balance outstanding under the 2023 Notes was $7,887, net of unamortized cost of $113, with the principal balance due of $8,000, subject to the forbearance.

Information for the years ended December 31, 2023 and 2022, with respect to interest expense related to the 2023 Notes is provided under the heading Interest Expense in Note 19.

2022 Bridge Notes

On December 15, 2022, the Company issued $36,000 aggregate principal amount of senior secured notes (the “2022 Bridge Notes”) pursuant to the Note Purchase Agreement. In connection with the issuance of the notes, the Company received net proceeds of $34,728 and incurred debt costs of $1,272 that were being amortized over the expected life of the debt. As of December 31, 2022, the balance outstanding under the 2022 Bridge Notes was $34,805 ($36,000 principal balance less unamortized debt costs of $1,195), that was modified during the year ended December 31, 2023 (further details are provided under the heading 2022 Bridge Notes in Note 19).